SHARE CAPITAL AND OTHER RESERVES (Details) $ / shares in Units, $ in Thousands, ₨ in Millions		12 Months Ended
	Aug. 07, 2020 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 PKR (₨) shares	Jun. 30, 2020 USD ($)
Changes in equity [Abstract]
Number of shares authorized (in shares)		108,057,967	108,057,967
Par value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of shares issued (in shares)		18,246,391	18,399,063
Number of shares outstanding (in shares)		18,246,391	18,399,063
Series A will convert to Series C, number of shares (in shares)			1	1
Series B will convert to Series C, number of shares (in shares)			1
Series C will convert to Class A, number of shares (in shares)			1.158
Class B will convert to Class A, number of shares (in shares)			1
Class B and Class A shares combined into common shares			1	1
Additional paid-in capital | $		$ 154,786	$ 158,157
Purchase of treasury shares		3,406		₨ 0.0
Accumulated deficit | $		(87,690)	(110,680)
Profit for the year | $		$ 22,990	2,847		$ 7,770
IPO [Member]
Changes in equity [Abstract]
Par value per share (in dollars per share) | $ / shares	$ 19
Number of shares issued (in shares)	4,761,905
Offering proceeds before expenses | $			63,100
Proceeds after deducting underwriting discounts and commissions | $			$ 1,600
IPO [Member] | The Resource Group International Limited [Member]
Changes in equity [Abstract]
Number of shares issued (in shares)	1,190,476
Common Shares [Member]
Changes in equity [Abstract]
Number of shares converted	1,674,017		14,119,384	14,119,384
Series A Convertible Preference Shares [Member] | IPO [Member]
Changes in equity [Abstract]
Additional number of shares in offering (in shares)	3,571,429